Intangible Assets - Detail Of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 513,803	$ 426,579
Ending balance	505,507	513,803
Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	640,467	527,072
Other Acquisitions - Internally developed		116,635
Acquisitions / Adjustment through Business Combinations		(3,240)
Additions	36,850
Disposals	(21)
Sale of subsidiaries	(50)
Ending balance	677,246	640,467
Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	126,664	100,493
Amortization for the year	45,120	26,171
Sale of subsidiaries	(45)
Ending balance	171,739	126,664
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	308,033	311,273
Ending balance	308,033	308,033
Goodwill [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	311,180	314,420
Other Acquisitions - Internally developed		0
Acquisitions / Adjustment through Business Combinations		(3,240)
Ending balance	311,180	311,180
Goodwill [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,147	3,147
Amortization for the year		0
Ending balance	3,147	3,147
Routes [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	34,299	36,503
Ending balance	31,911	34,299
Routes [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	52,481	52,481
Other Acquisitions - Internally developed		0
Acquisitions / Adjustment through Business Combinations		0
Ending balance	52,481	52,481
Routes [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,182	15,978
Amortization for the year	2,388	2,204
Ending balance	20,570	18,182
Trademarks 1 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,959	3,938
Ending balance	3,938	3,959
Trademarks 1 [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,959	3,938
Other Acquisitions - Internally developed		21
Acquisitions / Adjustment through Business Combinations		0
Disposals	(21)
Ending balance	3,938	3,959
Trademarks 1 [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization for the year		0
Ending balance		0
Computer Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	84,470	70,927
Ending balance	158,690	84,470
Computer Software [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	171,400	147,512
Other Acquisitions - Internally developed		23,888
Acquisitions / Adjustment through Business Combinations		0
Additions	34,751
Transfers	76,025
Sale of subsidiaries	(50)
Ending balance	282,126	171,400
Computer Software [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	86,930	76,585
Amortization for the year	36,551	10,345
Sale of subsidiaries	(45)
Ending balance	123,436	86,930
Other Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	83,042	3,938
Ending balance	2,935	83,042
Other Intangible Assets [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	101,447	8,721
Other Acquisitions - Internally developed		92,726
Acquisitions / Adjustment through Business Combinations		0
Additions	2,099
Transfers	(76,025)
Ending balance	27,521	101,447
Other Intangible Assets [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,405	4,783
Amortization for the year	6,181	13,622
Ending balance	$ 24,586	$ 18,405